CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net cash used in operating activities	$ (7,470,588)	$ (6,815,957)
Cash flows from investing activities:
Cash paid for purchase of property and equipment and intangible assets	(273,477)	(311,025)
Loans provided to a third party	(29,144)
Net cash used in investing activities	(302,621)	(311,025)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	4,371,674	1,391,999
Repayment of short-term bank borrowings	(2,914,449)	(3,945,105)
Proceeds from sale of ordinary shares through follow-up offering, net of placement agent fees and other reimbursable expenses $480,312	3,894,688
Payments of follow-up offering cost	(230,389)	(956,248)
Net cash (used in) provided by financing activities	5,121,524	(3,509,354)
Effect of foreign currency exchange rate changes on cash and cash equivalents and restricted cash	156,384	199,983
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,495,301)	(10,436,353)
Cash, cash equivalents and restricted cash at the beginning of the period	13,908,279	26,773,902
Cash, cash equivalents and restricted cash at the end of the period	11,412,978	16,337,549
Supplemental cash flow information:
Interest paid	63,655	73,886
Non-cash investing and financing activities:
Accrual of ATM program cost	5,385
Offering costs charged against additional paid-in capital	894,379
Operating right-of-use assets obtained in exchange for operating lease liabilities		874,106
Property and equipment transferred from inventories		874,663
ROU assets disposed as reduction of operating lease liabilities due to lease termination	26,029
Reconciliation of the amount for cash, cash equivalents and restricted cash:
Cash and cash equivalents	8,855,514	16,337,549
Restricted cash	2,557,464
Total cash, cash equivalents and restricted cash	$ 11,412,978	$ 16,337,549